Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Aug. 29, 2014
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 18, 2015 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Nephila Capital, Ltd. (“Nephila”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on pages 13-14 of the Prospectus are revised to include Nephila and, as applicable, its corresponding strategy:

Nephila Capital, Ltd.—Opportunistic Trading Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 18, 2015 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated August 29, 2014

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees, Nephila Capital, Ltd. (“Nephila”) will serve as a sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The lists of sub-advisers to the Fund in the “Principal Investment Strategies” section on page 4 of the Prospectus, “Management of the Fund” section on page 11 of the Prospectus, and “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section on pages 13-14 of the Prospectus are revised to include Nephila and, as applicable, its corresponding strategy:

Nephila Capital, Ltd.—Opportunistic Trading Strategies